Formation and Business of the Company (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2007	Jun. 30, 2012	Dec. 31, 2011	Aug. 14, 2007
Formation and Business of the Company (Textual)
Entity Incorporation, Date Of Incorporation		Jun. 17, 2005	Jun. 17, 2005
Common stock issued in exchange for partnership units	16,048
Number of partnership units				1,122
Number of operation division		2	2